SEGMENT INFROMATION - Segment Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total sales	$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031	$ 3,881,756	$ 2,931,188	$ 3,307,998
Income (loss) from operations	91,163	$ 102,011	$ 113,701	$ 114,858	62,800	$ 120,096	$ 133,284	$ 142,181	421,733	458,361	607,567
Interest expense and other, net									(69,670)	(45,524)	(22,199)
Income (loss) from operations before income taxes									352,063	412,837	585,368
Depreciation and amortization									103,248	69,795	64,734
Capital expenditures									89,466	50,216	49,428
Segment assets	6,579,980				6,581,018				6,579,980	6,581,018	3,229,513
Freight Segment
Segment Reporting Information [Line Items]
Total sales									1,396,588	1,543,098	2,054,715
Transit Segment
Segment Reporting Information [Line Items]
Total sales									2,485,168	1,388,090	1,235,283
Operating Segments | Freight Segment
Segment Reporting Information [Line Items]
Total sales									1,434,218	1,582,617	2,090,087
Income (loss) from operations									264,603	344,455	482,640
Interest expense and other, net									0	0	0
Income (loss) from operations before income taxes									264,603	344,455	482,640
Depreciation and amortization									43,721	36,519	36,834
Capital expenditures									33,921	22,726	24,715
Segment assets	3,504,289				2,949,668				3,504,289	2,949,668	2,708,724
Operating Segments | Transit Segment
Segment Reporting Information [Line Items]
Total sales									2,506,716	1,397,483	1,264,178
Income (loss) from operations									188,546	171,446	150,988
Interest expense and other, net									0	0	0
Income (loss) from operations before income taxes									188,546	171,446	150,988
Depreciation and amortization									57,441	31,545	26,196
Capital expenditures									50,762	20,987	22,996
Segment assets	7,562,122				6,720,302				7,562,122	6,720,302	2,202,614
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total sales									(59,178)	(48,912)	(46,267)
Intersegment Eliminations | Freight Segment
Segment Reporting Information [Line Items]
Total sales									37,630	39,519	35,372
Intersegment Eliminations | Transit Segment
Segment Reporting Information [Line Items]
Total sales									21,548	9,393	10,895
Corporate Activities and Elimination
Segment Reporting Information [Line Items]
Total sales									(59,178)	(48,912)	(46,267)
Income (loss) from operations									(31,416)	(57,540)	(26,061)
Interest expense and other, net									(69,670)	(45,524)	(22,199)
Income (loss) from operations before income taxes									(101,086)	(103,064)	(48,260)
Depreciation and amortization									2,086	1,731	1,704
Capital expenditures									4,783	6,503	1,717
Segment assets	$ (4,486,431)				$ (3,088,952)				$ (4,486,431)	$ (3,088,952)	$ (1,681,825)